Subsequent Events (Details) - USD ($)						6 Months Ended	12 Months Ended
	Jul. 28, 2025	Jul. 11, 2025	Feb. 11, 2025	Dec. 22, 2021	Apr. 30, 2021	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	May 08, 2025	Mar. 31, 2025	Mar. 18, 2025	Feb. 28, 2025	Feb. 21, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Common stock per share (in Dollars per share)						$ 0.0001	$ 0.0001								$ 0.0001
Common stock shares issued (in Shares)						5,604,651	5,604,651								5,604,651
Common stock shares outstanding (in Shares)						5,604,651	5,604,651								5,604,651
Vested options outstanding and exercisable						2,364,814
Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares issued (in Shares)						6,984,666
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares outstanding (in Shares)						17,863,934
Merger Agreement [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock aggregate value						$ 255,958,617
Common stock shares issued (in Shares)						25,595,862
Subsequent Event [Member]
Subsequent Events [Line Items]
Total convertible notes payable										$ 800,000		$ 800,000
Aggregate purchase price	$ 5,000,000
Percentage of average daily traded value of common stock	100.00%
Number of trading days	5 years
Common stock shares issued (in Shares)		477,284
Shares allocated to merger consideration (in Shares)		2,901,833
Net proceeds from sales	$ 5,000,000
Purchase of share						$ 1,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares issued (in Shares)		6,984,666
Common stock shares outstanding (in Shares)		1,938,392
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares outstanding (in Shares)		17,863,934
Subsequent Event [Member] | Profusa Preferred Stock [Member]
Subsequent Events [Line Items]
Common stock shares issued (in Shares)		241,567
Preferred Stock, Shares Issued (in Shares)		6,178,315
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate purchase price	$ 100,000,000
Percentage of lowest volume-weighted average price	97.00%
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Converted equity valuation amount		$ 155,000,000
Common stock per share (in Dollars per share)		$ 10
Convertible Notes [Member]
Subsequent Events [Line Items]
Senior secured convertible promissory notes						$ 19,533,000	$ 18,419,000							$ 17,348,000	$ 16,316,000	$ 13,981,000
Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Total convertible notes payable		$ 19,600,000
Converted price per share (in Dollars per share)		$ 10
Incentive equity value of converted share amount		$ 29,018,330
Nonrecourse Promissory Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Total convertible notes payable		2,300,000
Senior Convertibles Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Total convertible notes payable		$ 20,800,000
Converted shares (in Shares)		5,189,138
Converted price per share (in Dollars per share)		$ 4
Senior Convertible Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Total convertible notes payable		$ 2,850,000
Purchase price		$ 3,100,000
Converted shares (in Shares)		1,277,162
Converted price per share (in Dollars per share)		$ 2.22
Repaid in cash		$ 250,000
Senior Secured Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase price		$ 2,800,000
Converted shares (in Shares)		5,542,261
Converted price per share (in Dollars per share)		$ 0.5
Senior Secured Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)		5,542,261
NorthView Acquisition Corp [Member]
Subsequent Events [Line Items]
Percentage of original issue discount			10.00%			10.00%
Payable in cash							$ 100,000
Percentage of non-redeeming public shareholders							100.00%
Tax expenses													$ 23,200
Common stock per share (in Dollars per share)						$ 0.0001	$ 0.0001
Common stock aggregate value							$ 661,012
Common stock shares issued (in Shares)						52,784
Preferred stock shares outstanding (in Shares)
Common stock shares issued (in Shares)						5,193,750	5,193,750								5,193,750
Common stock shares outstanding (in Shares)						5,193,750	5,193,750								5,193,750
Preferred Stock, Shares Issued (in Shares)
Converted price per share (in Dollars per share)			$ 10						$ 1.25
NorthView Acquisition Corp [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issuance of warrant (in Shares)				1
NorthView Acquisition Corp [Member] | Forecast [Member]
Subsequent Events [Line Items]
Earnout revenue								$ 30,000
NorthView Acquisition Corp [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issuance of warrant (in Shares)				1
Common stock shares issued (in Shares)				450,000	5,175,000
Common stock shares outstanding (in Shares)						738,075	738,075
NorthView Acquisition Corp [Member] | Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issuance of warrant (in Shares)				1
NorthView Acquisition Corp [Member] | Dissolution Expense Waiver [Member]
Subsequent Events [Line Items]
Payable in cash							$ 100,000
NorthView Acquisition Corp [Member] | No Redemption Scenario [Member]
Subsequent Events [Line Items]
Percentage of non-redeeming public shareholders							100.00%
NorthView Acquisition Corp [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Tax expenses													$ 23,400
Common stock shares outstanding (in Shares)											5,348,311
NorthView Acquisition Corp [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate purchase price		$ 100,000,000
Percentage of lowest volume-weighted average price		97.00%
Percentage of average daily traded value of common stock		100.00%
Number of trading days		5 days
Percentage of limit for outstanding common stock		9.99%
NorthView Acquisition Corp [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issuance of warrant (in Shares)		900,000
NorthView Acquisition Corp [Member] | Business Combination Profusa [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ownership percentage		100.00%
NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Senior secured convertible promissory notes			$ 22,222,222
Purchase price			$ 20,000,000
NorthView Acquisition Corp [Member] | Convertible Notes [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Senior secured convertible promissory notes						$ 12,222,222
Purchase price						11,000,000
Convertible Notes [Member]
Subsequent Events [Line Items]
Total convertible notes payable						14,100,000	$ 13,300,000
Convertible Notes [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Total convertible notes payable						19,500,000
Senior Convertibles Notes [Member]
Subsequent Events [Line Items]
Total convertible notes payable						$ 27,900,000
Sponsor [Member] | Senior Secured Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)		710,220
Sponsor [Member] | NorthView Acquisition Corp [Member]
Subsequent Events [Line Items]
Common stock aggregate value					$ 25,000
New Profusa Common Stock [Member] | Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)		2,801,697
Converted price per share (in Dollars per share)		$ 7
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member]
Subsequent Events [Line Items]
Common stock per share (in Dollars per share)						$ 0.0001
Common stock shares issued (in Shares)						15,000,000
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Senior secured convertible promissory notes						$ 5,555,555
Purchase price						$ 5,000,000
Minimum [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares outstanding (in Shares)						1,380,015
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Net proceeds from sales	$ 5,000,000
Minimum [Member] | NorthView Acquisition Corp [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate purchase price		$ 5,000,000
Maximum [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares outstanding (in Shares)						5,604,651
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Net proceeds from sales	$ 5,000,000